Fair Value of financial instruments (Narrative) (Details) - Level 3 [Member] $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / ounce	Dec. 31, 2017 CAD ($)
Statements Line Items
Sensitivity analysis, variance, percentage	10.00%
Discounted cash flow [member]
Statements Line Items
Percentage of increase (decrease) on gold price	10.00%
Basis points increase (decrease) on discount rate	100
Base price used in the discounted cash flow model | $ / ounce	1,300
Discount rate	5.10%
Increase [Member]
Statements Line Items
Effect of variance on fair value	$ 0.4	$ 0.7
Increase (decrease) in the fair value of investments	6.7
Decrease [Member]
Statements Line Items
Effect of variance on fair value	0.4	$ 0.7
Increase (decrease) in the fair value of investments	$ 6.7